Subsequent Events (Details) - USD ($)									1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 29, 2025	Sep. 25, 2025	Sep. 24, 2025	Sep. 19, 2025	Sep. 03, 2025	Jul. 15, 2025	Aug. 07, 2023	Mar. 07, 2023	Aug. 07, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Sep. 26, 2025	Sep. 16, 2025	Jul. 10, 2025	Dec. 12, 2024	Mar. 27, 2024
Subsequent Events [Abstract]
Dividend from related party										$ 2,620,833	$ 1,263,889
Payment of Dividend on Series A Preferred Shares										700,000	700,000
Payment for purchase of vessel										$ 0	32,610
Consecutive trading day period										5 days
Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Number of shares authorized for issuance (in shares)										0
Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares, dividend rate								1.00%		1.00%		1.00%
Series A Preferred Shares [Member] | 2025-Q2 Dividends [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid										Jul. 15, 2025
Dividend payable, date declared										Jun. 27, 2025
Related Party [Member] | Castor [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend from related party										$ 2,100,000	1,300,000
Number of shares to be purchased (in shares)							50,000									50,000
Purchase price (in dollars per share)							$ 1,000
Total investment							$ 50,000,000									$ 50,000,000
Preferred shares, dividend rate							5.00%
Conversion price (in dollars per share)							$ 0.7										$ 7
Related Party [Member] | Castor [Member] | Series D Preferred Shares [Member] | Minimum [Member]
Subsequent Events [Abstract]
Conversion price (in dollars per share)										$ 0.3
Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Payment of Dividend on Series A Preferred Shares										$ 700,000
Related Party [Member] | Robin [Member]
Subsequent Events [Abstract]
Dividend from related party										$ 106,944	$ 0
Related Party [Member] | Robin [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares, dividend rate										1.00%
Subsequent Event [Member]
Subsequent Events [Abstract]
Maximum number of shares to purchase under tender offer (in shares)															4,500,000
Purchase price per share under tender offer (in dollars per share)															$ 2.75
Shares repurchased under tender offer (in shares)									20,344
Cost of shares repurchased under tender offer									$ 100,000
Consecutive trading day period	5 days
Subsequent Event [Member] | 2025 Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Number of shares authorized for issuance (in shares)													3,000,000
Subsequent Event [Member] | M/T Wonder Maia [Member]
Subsequent Events [Abstract]
Purchase price				$ 30,300,000
Deposit paid			$ 3,000,000
Percentage of purchase price paid as deposit			10.00%
Payment for purchase of vessel	$ 27,300,000
Subsequent Event [Member] | Castor [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend from related party						$ 1,250,000
Subsequent Event [Member] | Robin [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend from related party						125,000
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member] | 2025-Q2 Dividends [Member]
Subsequent Events [Abstract]
Payment of Dividend on Series A Preferred Shares						350,000
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series E Preferred Shares [Member]
Subsequent Events [Abstract]
Number of shares to be purchased (in shares)	60,000
Purchase price (in dollars per share)	$ 1,000
Total investment	$ 60,000,000
Preferred shares, dividend rate	8.75%
Cash redemption percentage	100.00%
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series E Preferred Shares [Member] | Minimum [Member]
Subsequent Events [Abstract]
Conversion price (in dollars per share)	$ 0.3
Subsequent Event [Member] | Related Party [Member] | Wholly-Owned Subsidiary of Robin [Member] | LPG Dream Syrax [Member]
Subsequent Events [Abstract]
Sales price															$ 18,000,000
Deposit received						$ 1,800,000
Percentage of sales price received as deposit						10.00%
Proceeds from sale of vessels					$ 16,200,000
Subsequent Event [Member] | Related Party [Member] | Wholly-Owned Subsidiary of Robin [Member] | LPG Dream Terrax [Member]
Subsequent Events [Abstract]
Sales price														$ 20,000,000
Deposit received				$ 2,000,000
Percentage of sales price received as deposit				10.00%
Proceeds from sale of vessels		$ 18,000,000